Warrants - Schedule of deferred financing fees (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Warrants [Abstract]
Deferred Financing Fees, beginning of year	$ 1,643,249	$ 0
plus: Deferred Financing Fees Incurred During the Year	21,366	1,891,224
less: Amortization of Deferred Financing Fees	(619,394)	(247,975)
Deferred Financing Fees, end of year	$ 1,045,221	$ 1,643,249